Description of Organization and Business Operations - Summary of Reclassification of Selected Items In The Income Statement (Detail) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net income (loss)					$ (1,282,000)	$ 9,804,000	$ 6,793,000	$ (4,367,000)
Basic and diluted net loss per share					$ (16,017)	$ (3,154)	$ (10,654)	$ (8,129)
CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Change in fair value of redeemable warrant liability				$ (2,204,822)	$ 2,113,125
Net income (loss)	$ (10,091,931)	$ (4,269,766)	$ 8,505,557	$ (2,500,565)	$ (5,856,140)
Common Class A [Member] | CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Basic and diluted net loss per share	$ (0.24)			$ (4.18)	$ (0.14)
Common Class B [Member] | CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Basic and diluted net loss per share	$ (0.24)			$ (4.18)	$ (0.14)
Previously Reported [Member] | CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net income (loss)				$ (295,743)
Previously Reported [Member] | Common Class B [Member] | CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Basic and diluted net loss per share				$ (0.20)
Revision of Prior Period, Adjustment [Member] | CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Change in fair value of redeemable warrant liability				$ (2,204,822)
Net income (loss)				$ (2,204,822)
Revision of Prior Period, Adjustment [Member] | Common Class A [Member] | CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Basic and diluted net loss per share				$ (4.18)
Revision of Prior Period, Adjustment [Member] | Common Class B [Member] | CBRE Acquisition Holdings Inc [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Basic and diluted net loss per share				$ (3.98)